OTHER INCOME, GAINS or (LOSSES) (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME, GAINS OR LOSSES

		Year ended	Year ended	Year ended
	Notes	31 March 2025	31 March 2024	31 March 2023
		USD	USD	USD
Fair value change
Preferred Shares	(a)	4,117,648	4,101,000	(1,841,000)
Convertible loan notes	(b)	(639,000)	(374,000)	(19,000)
Bank interest income		85	873	576
Subsidies from government authorities		22,454	19,230	67,433
Others		13	6,885	29,581
		3,501,200	3,753,988	(1,762,410)

(a)

In July 2021, DSL allotted 3,000 Preferred Shares to a new shareholder for a consideration of $6,000,000. Preferred Shares were fair valued, using an equity allocation model at the end of each reporting period, which resulted in a gain of $4,117,648 for the year ended 31 March 2025 (2024: gain of $4,101,000; 2023: loss of $1,841,000).

On December 20, 2024, following the Company’s registration statement Form F-1 being declared effective by the SEC, the outstanding 2,583,820 Preferred Shares were converted into Ordinary Shares on a 1:1 basis with 2,583,820 Ordinary Shares being issued. No Preferred Shares outstanding as of March 31, 2025.

(b)

The Group issued 8% convertible loan notes. The notes were fair valued, using binomial option pricing model, at the end of each reporting period, resulting in a loss of $639,000 for the year ended 31 March 2025 (2024: loss of $374,000; 2023: loss of $19,000).

On December 20, 2024, following the Company’s registration statement being declared effective by the SEC, all the outstanding Notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, were converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares. No Notes outstanding as of March 31, 2025.